UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period May 30, 2024 to June 30, 2024

Date of Report (Date of earliest event reported) August 5, 2024

Commission File Number of securitizer: 025-07101

Central Index Key Number of securitizer: 0002022633

FCCU Auto Funding LLC

(Exact name of securitizer as specified in its charter)

TJ Tijerina, (281) 856-5526

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[   ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), FCCU Auto Funding LLC has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FCCU AUTO FUNDING LLC
(Securitizer)
Date August 5, 2024
	By:	/s/TJ Tijerina
Name: TJ Tijerina
Title: President/CEO